Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total current tax (benefit) expense	$ 4,759	$ 35	$ 2,553
Deferred tax (benefit) expense for
Change in temporary differences	3,290	4,189	3,864
Tax loss and tax credit carried forward	247	(314)	2,016
Change in valuation allowance	9	(32)	(4,561)
Total deferred tax (benefit) expense	3,546	3,843	1,319
Total income tax (benefit) expense	$ 8,305	$ 3,878	$ 3,872